Borrowings	12 Months Ended
Dec. 31, 2020
Disclosure Text Block
Borrowings

Note 16 – Borrowings

Assets sold under agreements to repurchase amounted to $121 million at December 31, 2020 and $193 million December 31, 2019.

The Corporation’s repurchase transactions are overcollateralized with the securities detailed in the table below. The Corporation’s repurchase agreements have a right of set-off with the respective counterparty under the supplemental terms of the master repurchase agreements. In an event of default each party has a right of set-off against the other party for amounts owed in the related agreement and any other amount or obligation owed in respect of any other agreement or transaction between them. Pursuant to the Corporation’s accounting policy, the repurchase agreements are not offset with other repurchase agreements held with the same counterparty.

The following table presents information related to the Corporation’s repurchase transactions accounted for as secured borrowings that are collateralized with debt securities available-for-sale, other assets held-for-trading purposes or which have been obtained under agreements to resell. It is the Corporation’s policy to maintain effective control over assets sold under agreements to repurchase; accordingly, such securities continue to be carried on the Consolidated Statements of Financial Condition.

Repurchase agreements accounted for as secured borrowings

	December 31, 2020		December 31, 2019
		Repurchase liability		Repurchase liability
	Repurchase	weighted average	Repurchase	weighted average
(Dollars in thousands)	liability	interest rate	liability	interest rate
U.S. Treasury securities
Within 30 days	$67,157	1.16%	$88,646	2.59%
After 30 to 90 days	39,318	1.20	78,061	2.36
After 90 days	9,979	0.33	24,538	2.52
Total U.S. Treasury securities	116,454	1.10	191,245	2.49
Mortgage-backed securities
Within 30 days	3,778	0.28	1,235	0.30
After 30 to 90 days	268	1.50	-	-
Total mortgage-backed securities	4,046	0.36	1,235	0.30
Collateralized mortgage obligations
Within 30 days	803	0.24	898	0.24
Total collateralized mortgage obligations	803	0.24	898	0.24
Total	$121,303	1.07%	$193,378	2.46%
Repurchase agreements in this portfolio are generally short-term, often overnight. As such our risk is very limited. We manage the liquidity risks arising from secured funding by sourcing funding globally from a diverse group of counterparties, providing a range of securities collateral and pursuing longer durations, when appropriate.
Assets sold under agreements to repurchase:

(Dollars in thousands)	2020	2019
Maximum aggregate balance outstanding at any month-end	$195,498	$281,833
Average monthly aggregate balance outstanding	$143,718	$222,565
Weighted average interest rate:
For the year	1.63%	2.64%
At December 31	1.11%	2.50%
There were no other short-term borrowings outstanding at December 31, 2020 and December 31, 2019. The following table presents additional information related to the Corporation’s other short-term borrowings for the years ended December 31, 2020 and December 31, 2019.
Other short-term borrowings:

(Dollars in thousands)	2020	2019
Maximum aggregate balance outstanding at any month-end	$100,000	$160,000
Average monthly aggregate balance outstanding	$21,557	$8,703
Weighted average interest rate:
For the year	0.56%	2.50%
At December 31	0.73%	1.85%
The following table presents the composition of notes payable at December 31, 2020 and December 31, 2019.
(In thousands)	December 31, 2020	December 31, 2019
Advances with the FHLB with maturities ranging from 2021 through 2029 paying interest at monthly fixed rates ranging from 0.39% to 4.19% (2019 - 1.14% to 4.19%)	$542,469	$421,399
Advances with the FRB maturing on 2022 paying interest at annual fixed rate of 0.35%	1,009	-
Unsecured senior debt securities maturing on 2023 paying interest semiannually at a fixed rate of 6.125%, net of debt issuance costs of $3,426 (2019 - $4,693)	296,574	295,307
Junior subordinated deferrable interest debentures (related to trust preferred securities) with maturities ranging from 2033 to 2034 with fixed interest rates ranging from 6.125% to 6.7%, net of debt issuance costs of $369 (2019 - $396)	384,929	384,902
Total notes payable	$1,224,981	$1,101,608

A breakdown of borrowings by contractual maturities at December 31, 2020 is included in the table below.

	Assets sold under
(In thousands)	agreements to repurchase	Notes payable	Total
2021	$121,303	$50,040	$171,343
2022	-	104,156	104,156
2023	-	339,835	339,835
2024	-	91,944	91,944
2025	-	139,920	139,920
Later years	-	499,086	499,086
Total borrowings	$121,303	$1,224,981	$1,346,284

At December 31, 2020 and 2019, the Corporation had FHLB borrowing facilities whereby the Corporation could borrow up to $3.0 billion and $3.6 billion, respectively, of which $0.5 billion and $0.4 billion, respectively, were used. In addition, at December 31, 2020 and 2019, the Corporation had placed $0.9 billion of the available FHLB credit facility as collateral for municipal letters of credit to secure deposits. The FHLB borrowing facilities are collateralized with loans held-in-portfolio, and do not have restrictive covenants or callable features.

Also, at December 31, 2020, the Corporation has a borrowing facility at the discount window of the Federal Reserve Bank of New York amounting to $1.4 billion (2019 - $1.1 billion), which remained unused at December 31, 2020 and December 31, 2019.